Summary of Significant Accounting Policies - Additional Information (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended			72 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line items]
Russian pension fund contribution rate	10.00%
Maximum contribution per employee annual salary percentage	22.00%
Annual gross salary	₽ 1,150
Non-taxable income right [member]
Summary Of Significant Accounting Policies [Line items]
Amount of non-taxable income	₽ 10,000	₽ 10,000	₽ 10,000
Bottom of range [member]
Summary Of Significant Accounting Policies [Line items]
Intangible assets useful lives	2 years
Bottom of range [member] | Land [member]
Summary Of Significant Accounting Policies [Line items]
Right of use assets useful life	2 years
Bottom of range [member] | Transfer pricing [member]
Summary Of Significant Accounting Policies [Line items]
Transaction with related party	₽ 1,000,000			₽ 1,000,000
Percentage of controlling interest in foreign corporation to be recognized as controlled foreign corporation				25.00%
Bottom of range [member] | Transfer pricing [member] | Scenario [member]
Summary Of Significant Accounting Policies [Line items]
Percentage of controlling interest in foreign corporation to be recognized as controlled foreign corporation				10.00%
Top of range [member]
Summary Of Significant Accounting Policies [Line items]
Intangible assets useful lives	25 years
Top of range [member] | Land [member]
Summary Of Significant Accounting Policies [Line items]
Right of use assets useful life	91 years